ORGANIZATION AND NATURE OF OPERATIONS (Details)							1 Months Ended		12 Months Ended
	Oct. 29, 2021	Sep. 29, 2015	Sep. 22, 2015	Aug. 05, 2015	Jun. 08, 2015	May 24, 2006	Jul. 31, 2016 CNY (¥)	May 28, 2015 HKD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2025 UGX (USh) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2018 UGX (USh)	Sep. 28, 2017 CNY (¥)	Dec. 04, 2001 CNY (¥)	Dec. 24, 1999 CNY (¥)
Ordinary shares authorized, unlimited									Unlimited
Ordinary shares, no par value (in Dollars per share) | $ / shares									$ 0			$ 0
Ordinary shares issued (in Shares) | shares									6,612,308	6,612,308	6,612,308	5,163,946
Ordinary shares outstanding (in Shares) | shares									6,612,308	6,612,308	6,612,308	5,163,946
Number of mainland chinese beneficial owners		5
ZK Pipe Industry Co [Member]
Registered capital								$ 1,000,000
Ownership interest				100.00%
Paid in capital												$ 0
ZK Pipe Industry Co [Member] | ZK International [Member]
Ownership interest								40.00%
ZK Pipe Industry Co [Member] | CHENG Kai Chun [Member]
Ownership interest								60.00%
Wenzhou Weijia [Member]
Registered capital									$ 20,000,000
Paid in capital									$ 0
Zhejiang Zhengkang
Registered capital | ¥														¥ 100,000,000
Ownership interest		99.00%
Paid in capital | ¥														¥ 0
Registered and paid in capital (in Yuan Renminbi) | ¥							¥ 30,000,000								¥ 20,000,000
Zhejiang Zhengkang | HUANG Jian Cong [Member]
Ownership interest		1.00%				45.00%
Proceeds from contributed capital (in Yuan Renminbi) | ¥							100,000
Zhejiang Zhengkang | WANG Ming Jie [Member]
Ownership interest						20.00%
Zhejiang Zhengkang | WANG Guo Lin [Member]
Ownership interest						20.00%
Zhejiang Zhengkang | WANG Jian Di [Member]
Ownership interest						10.00%
Zhejiang Zhengkang | WANG Yang Ming [Member]
Ownership interest						5.00%
Zhejiang Zhengkang | Wenzhou Weijia [Member]
Ownership interest		99.00%
Proceeds from contributed capital (in Yuan Renminbi) | ¥							¥ 9,900,000
Wenzhou Zhengfeng [Member]
Ownership interest					100.00%
Registered and paid in capital (in Yuan Renminbi) | ¥																¥ 2,880,000
Number of mainland chinese beneficial owners					5
Wenzhou Zhengfeng [Member] | HUANG Jian Cong [Member]
Ownership interest					22.57%
Wenzhou Zhengfeng [Member] | WANG Ming Jie [Member]
Ownership interest					38.89%
Wenzhou Zhengfeng [Member] | WANG Guo Lin [Member]
Ownership interest					27.78%
Wenzhou Zhengfeng [Member] | WANG Jian Di [Member]
Ownership interest					5.21%
Wenzhou Zhengfeng [Member] | WANG Yang Ming [Member]
Ownership interest					5.55%
Wenzhou Zhengfeng [Member] | Zhejiang Zhengkang
Ownership interest			100.00%
ZK Uganda
Registered capital | USh													USh 20,000,000
Paid in capital | USh											USh 0		USh 0
ZK Uganda | Third party
Ownership interest									20.00%
ZK Uganda | ZK International [Member]
Ownership interest									80.00%
Hongyun (Wenzhou) Global Trading Limited. [Member]
Registered capital | ¥										¥ 2,880,000
Paid in capital | ¥										0
Wenzhou Suona Piping Limited. [Member]
Registered capital | ¥										10,000,000
Paid in capital | ¥										¥ 0
Wenzhou Suona Piping Limited. [Member] | Wenzhou Weijia [Member]
Ownership interest	99.00%
xSigma Corporation [Member]
Registered capital									$ 50,000
Paid in capital									$ 0
xSigma Corporation [Member] | ZK International [Member]
Ownership interest									51.00%
xSigma Collectibles Limited [Member]
Registered capital									$ 100
Paid in capital									0
xSigma Entertainment Limited [Member]
Registered capital									50,000
Paid in capital									$ 0
xSigma Entertainment Limited [Member] | CG Malta Holding Limited [Member]
Ownership interest									15.73%
xSigma Trading LLC [Member]
Registered capital									$ 0
Paid in capital									$ 0